Vanguard Target Retirement 2015 Fund

Supplement Dated January 10, 2022, to the Prospectus and Summary Prospectus

Reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund (collectively, the Funds)

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Target Retirement 2015 Fund (the 2015 Fund), a series of the Trust, will be reorganized with and into Vanguard Target Retirement Income Fund (the Income Fund), another series of the Trust. In accordance with the disclosure in the prospectus, the asset allocation for each Vanguard Target Retirement Fund (other than the Income Fund) changes over time as the date indicated in the Fund's name draws closer. As the 2015 Fund's asset allocation has become similar to that of the Income Fund, the Board of Trustees has determined combining it with the Income Fund to be in the best interest of shareholders.

The reorganization does not require shareholder approval and is expected to close on or about July 8, 2022. Prior to the closing, shareholders of the 2015 Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the Income Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the 2015 Fund will receive Investor Shares of the Income Fund in exchange for their Investor Shares of the 2015 Fund, and the 2015 Fund will cease operations. We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

© 2022 The Vanguard Group, Inc. All rights reserved.	PS 308C 012022
Vanguard Marketing Corporation, Distributor.

Vanguard Target Retirement Funds
Supplement Dated September 28, 2021, to the Prospectus and Summary Prospectuses
Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization whereby each Vanguard Institutional Target Retirement Fund listed in the table below, each a series of the Trust, would be reorganized with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
The reorganization does not require shareholder approval and is expected to close on or about February 11, 2022. Following each reorganization, it is expected that the expense ratio for each Target Retirement Fund will be reduced to 0.08%.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 308E 012022

Vanguard Institutional Target Retirement Funds
Supplement Dated September 28, 2021, to the Prospectus and Summary Prospectuses
Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby each Vanguard Institutional Target Retirement Fund listed in the table below, each a series of the Trust, would be reorganized with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
Each reorganization will consolidate the assets of the Funds and place shareholders of each Institutional Target Retirement Fund in a larger combined fund with an identical investment objective, investment strategies, and investment risks and a lower expense ratio. Following each reorganization, it is expected that the expense ratio for each Target Retirement Fund will be reduced to 0.08%. The reorganization does not require shareholder approval and is expected to close on or about February 11, 2022. Prior to the closing, shareholders of each Institutional Target Retirement Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of each Target Retirement Fund, and include a comparison of the Funds.
Under the Agreement and after the closing, shareholders of each Institutional Target Retirement Fund will receive Investor Shares of the corresponding Target Retirement Fund in exchange for their Institutional Shares of the Institutional Target Retirement Fund, and the Institutional Target Retirement Funds will cease operations.
We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1673D 012022

Vanguard Chester Funds

Supplement Dated January 10, 2022, to the Statement of Additional Information

Reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund (collectively, the Funds)
The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Target Retirement 2015 Fund (the 2015 Fund), a series of the Trust, will be reorganized with and into Vanguard Target Retirement Income Fund (the Income Fund), another series of the Trust. In accordance with the disclosure in the prospectus, the asset allocation for each Vanguard Target Retirement Fund (other than the Income Fund) changes over time as the date indicated in the Fund’s name draws closer. As the 2015 Fund’s asset allocation has become similar to that of the Income Fund, the Board of Trustees has determined combining it with the Income Fund to be in the best interest of shareholders.
The reorganization does not require shareholder approval and is expected to close on or about July 8, 2022. Prior to the closing, shareholders of the 2015 Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the Income Fund, and include a comparison of the Funds.
Under the Agreement and after the closing, shareholders of the 2015 Fund will receive Investor Shares of the Income Fund in exchange for their Investor Shares of the 2015 Fund, and the 2015 Fund will cease operations. We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 059B 012022

Vanguard Chester Funds

Supplement Dated September 28, 2021, to the Statement of Additional Information

Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds
The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby each Vanguard Institutional Target Retirement Fund listed in the table below, each a series of the Trust, would be reorganized with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
Each reorganization will consolidate the assets of the Funds and place shareholders of each Institutional Target Retirement Fund in a larger combined fund with an identical investment objective, investment strategies, and investment risks and a lower expense ratio. Following each reorganization, it is expected that the expense ratio for each Target Retirement Fund will be reduced to 0.08%. The reorganization does not require shareholder approval and is expected to close on or about February 11, 2022. Prior to the closing, shareholders of each Institutional Target Retirement Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of each Target Retirement Fund, and include a comparison of the Funds.
Under the Agreement and after the closing, shareholders of each Institutional Target Retirement Fund will receive Investor Shares of the corresponding Target Retirement Fund in exchange for their Institutional Shares of the Institutional Target Retirement Fund, and the Institutional Target Retirement Funds will cease operations.
We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 059D 012022